LORD ABBETT SECURITIES TRUST

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 3, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Securities Trust (the “Registrant”)

1933 Act File No. 033-58846

1940 Act File No. 811-07538

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and the statement of additional information contained in Post-Effective Amendment No. 62 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 26, 2010.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2859.

Sincerely yours,

/s/ Cirila Stephens

Cirila Stephens

Paralegal

Lord, Abbett & Co. LLC